Cost Method Investment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
Investments Schedule [Abstract]
Cost method Investment				$ 1,100,000
Percentage of Investment				15.00%
Impairment cost	$ 0	$ 0	$ 0